Concentration	12 Months Ended
Dec. 31, 2023
Concentration [Abstract]
CONCENTRATION

17. CONCENTRATION

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of December 31, 2022 and 2023.

	As of December 31, 2022		As of December 31, 2023
Customer	Amount	% of Total	Amount	% of Total	Amount
	RMB	%	RMB	%	US$
A	4,393,790	13.0%	7,025,390	17.0%	991,908
B	4,376,768	13.0%	*	*	*

*	Represented the percentage below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the years ended December 31, 2021, 2022 and 2023.

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2021		2022		2023
Customer	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB		RMB		US$
C	*	*	117,415,978	18.0%	*	*	*
B	71,419,145	13.1%	73,423,394	11.3%	*	*	*
D	*	*	*	*	61,254,669	12.3%	8,648,491
E	*	*	*	*	60,840,708	12.2%	8,590,044

*	Represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of December 31, 2022 and 2023.

	As of		As of
	December 31, 2022		December 31, 2023
Supplier	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB	%	US$
Cargo Link Logistics HK Company Limited	7,185,007	28.1%	6,248,193	13.5%	870,270
A	3,261,998	12.8%	*	*	*
B	*	*	9,302,019	20.0%	1,313,344
C	*	*	6,801,207	14.6%	960,256

*	Represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchase for the years ended December 31, 2021, 2022 and 2023.

	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2021		2022		2023
Supplier	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB		RMB	%	US$
D	*	*	122,901,742	20.0%	*	*	*
Cargo Link Logistics HK Company Limited	185,858,692	36.4%	121,455,797	19.8%	62,063,334	12.1%	8,762,666
E	*	*	*	*	60,165,266	11.7%	8,494,679
F	*	*	*	*	56,607,369	11.0%	7,992,343

*	Represented the percentage below 10%